FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurement Inputs (Details) - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Level 3 Fair Value Measurement Inputs
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants		Fair Value Adjustment of Warrants
Level 3
Level 3 Fair Value Measurement Inputs
Beginning balance of period	$ 238,087		$ 10,580,041
Initial measurement at December 3, 2021 and December 8, 2021		$ 14,016,726
Transfer to Level 1			(5,198,000)
Change in fair value of derivative warrant liabilities	1,560,432	(3,436,685)	(5,143,954)
Ending balance of period	$ 2,655,712	$ 10,580,041	$ 238,087